                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2527

                               SCUDDER MONEY FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       01/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Money Funds

Scudder Money Market Fund

Scudder Government & Agency Money Fund

Scudder Tax-Exempt Money Fund

Semiannual Report to Shareholders

January 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary January 31, 2005

Scudder Money Market Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] First Tier Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Money Market Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Money Market Instrument Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	48	of	389	13
3-Year	39	of	347	11
5-Year	31	of	302	10
10-Year	23	of	174	12

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Instrument Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Government & Agencies Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Government Money Market Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	15	of	127	12
3-Year	10	of	117	9
5-Year	10	of	105	10
10-Year	6	of	73	9

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] National Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder Tax-Exempt Money Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	12	of	132	10
3-Year	13	of	118	11
5-Year	9	of	106	8
10-Year	6	of	84	8

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended January 31, 2005.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2005
Actual Fund Return	Money Market Fund	Government & Agency Money Fund	Tax-Exempt Money Fund
Beginning Account Value 8/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/05	$ 1,006.90	$ 1,006.70	$ 1,005.70
Expenses Paid per $1,000*	$ 2.63	$ 2.73	$ 2.17
Hypothetical 5% Fund Return	Money Market Fund	Government & Agency Money Fund	Tax-Exempt Money Fund
Beginning Account Value 8/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/05	$ 1,022.58	$ 1,022.48	$ 1,023.04
Expenses Paid per $1,000*	$ 2.65	$ 2.75	$ 2.19

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Scudder Money Market Fund	0.52%
Scudder Government & Agency Money Fund	0.54%
Scudder Tax-Exempt Money Fund	0.43%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and the portfolio team's approach to managing Scudder Money Funds during the most recent semiannual period ended January 31, 2005.

Q:  Will you discuss the market environment during the six-month period?

A:  The year 2004 began with positive economic momentum that carried over from 2003. US Gross Domestic Product (GDP) was a healthy 4% for the first quarter of 2004, but job growth, a leading indicator of the health of the US economy, remained weak. The Federal Reserve (the Fed) seemed as if it might hold short-term interest rates steady for all of last year, which would have kept money market interest rates at a low level. As we moved into the second quarter of 2004, however, the rate of job growth picked up substantially. The early April nonfarm payroll report showing that 300,000 jobs had been added indicated that the economy was in full recovery, meaning that the Fed would begin to raise rates. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market yields would move higher in relation to shorter-term yields.1

1 Yield Curve — a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

With the job market back on track, the Fed raised short-term interest rates by 25 basis points (.25%) in June and at each of its four remaining meetings from July to December to 2.25% on December 14, 2004. In the second half of the year, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. One-year money market rates leveled off, as the market perceived that higher energy prices would dampen economic growth and lessen the need for the Fed to take action against inflation by hiking rates in more aggressive fashion.

As we moved into the fourth quarter of 2004, inflationary pressures indeed began to take hold, and concern over the depreciation of the US dollar emerged as a financial market signal.2 However, the decisive conclusion to a tight presidential contest relieved much of the uncertainty that investors had felt at the start of the quarter. At the end of December, longer-term money market rates moved higher, reflecting a renewed confidence that the economy was on a firm footing and the Fed would continue to raise short-term interest rates at a "measured" pace. This reassured many investors that one-year money market rates would continue to move up in an orderly fashion. The one-year LIBOR rate, an industry standard for measuring one-year money market rates, closed 2004 at 3.10%, its highest level since March 2002.3 At the end of January, LIBOR stood at 3.26%.

2 A falling US dollar, caused by the US trade deficit, means that large foreign holders of US currency in the form of US Treasury securities may need to be compensated in the future with sharply higher interest rates to keep them from selling off their dollars in quantity and making foreign goods prohibitively expensive for US businesses and consumers. From time to time in recent months, a falling dollar has made some market participants more concerned that interest rates will spike.

3 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q:  How did the funds perform over the most recent semiannual period?

A:  For the period, the funds registered favorable performance and achieved their stated objective of seeking maximum current income consistent with stability of principal (in the case of the Tax-Exempt Money Fund, to provide maximum current income that is exempt from regular federal taxes to the extent consistent with stability of principal).

Q:  In light of market conditions during the period, what has been the strategy for Scudder Money Market Fund?

A:  In the second quarter, as we stated above, one-year money market rates rose sharply in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to substantially decrease the fund's average maturity in order to reduce risk, limiting our purchases to three-month maturity issues and shorter.4 As we moved into the third quarter and short-term rates stabilized, we continued to reduce the fund's weighted average maturity, believing that higher oil prices were a short-term phenomenon and that a subsequent retraction in oil prices would allow the economy to continue on a steady growth path. Thus, to reduce risk further, we adjusted average maturity downward in expectation of future Fed rate hikes. As the fourth quarter began, and the yield curve once again began to steepen, we moved the fund's weighted average maturity down to an average of 41 days.

4 Shorter-term securities are generally less risky than longer-term securities, and are therefore potentially more attractive in a difficult environment.

We believe the fund's current positioning is in line with the market's expectation of a steady series of fed funds rate hikes. It also positions the fund for a possible increase of inflationary pressures, which could mean faster and sharper short-term interest rate increases by the Fed.

During the semiannual period, we maintained a significant allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to increase our allocation in this sector helped performance during the period.

Q:  What has been the strategy for Scudder Government & Agency Money Fund?

A:  Many investors have been waiting out the Federal Reserve's well-telegraphed series of interest rate hikes, and this has resulted in a ``flight to quality'' into government money market securities. For this reason, Treasury bills and Agency securities have become more expensive, we have therefore maintained a significant allocation in repurchase agreements.5 In addition, we have shortened the weighted average maturity of the fund as a precautionary measure given the rising rate environment. Going forward, we will continue to monitor economic and inflation indicators to determine the speed in which interest rates may rise.

5 Repurchase Agreements (Repos) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest bearing, short-term ``parking place'' for large sums of money.

Q:  What has been the strategy for Scudder Tax-Exempt Money Fund?

A:  We continued to focus on the highest-quality investments for the Tax-Exempt Money Fund while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were forced to adjust to dramatic changes in supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market last June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. (A severe short-term squeeze on supply tends to push prices of tax-exempt money market securities higher, and their yields significantly lower.) Though we were invested in essential-service (such as water resource/power supply-related) bonds from California agencies and counties over the period, we avoided adding new state of California issues because of the state's unsettled financial situation.

Another event that created a temporary imbalance in the tax-free money markets was Microsoft's $30 billion dividend paid in December 2004. Because of automated exchanges of some of this money from brokerage accounts into tax-free money market funds, this event created a surge in demand for floating-rate securities and put significant downward pressure on their yields. Eventually, year-end redemptions and new issuance brought supply and demand within the tax-exempt money market back into balance.

During the reporting period, we maintained a cautious stance by shifting the fund's weighted average maturity to an average of 28 days. The fund also has a targeted portfolio allocation of 75% of assets in floating-rate securities and 25% in fixed-rate instruments. Our decision to increase our floating-rate position helped performance during the period. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.6 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

6 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index comprising seven-day tax-exempt variable rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Q:  What detracted from performance during the period?

A:  In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors' year-end liquidity needs. This detracted somewhat from yield and total return.

Q:  Will you describe your investment philosophy?

A:  We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary January 31, 2005

Scudder Money Market Fund

Asset Allocation	1/31/05	7/31/04

Commercial Paper	36%	30%
Floating Rate Notes	18%	18%
Repurchase Agreements	17%	13%
Certificates of Deposit and Bank Notes	15%	19%
US Government Sponsored Agencies+	7%	14%
Promissory Notes	4%	4%
Short-Term Note	2%	1%
Other Investments	1%	1%
	100%	100%
Weighted Average Maturity
Scudder Money Market Fund	23 days	53 days
First Tier Retail Money Fund Average*	35 days	41 days

+ Not backed by the full faith and credit of the US Government

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Scudder Government & Agency Money Fund

Asset Allocation	1/31/05	7/31/04

Agencies Not Backed by the Full Faith and Credit of the US Government	69%	65%
Repurchase Agreements	27%	29%
Backed by the Full Faith and Credit of the US Government	4%	6%
	100%	100%
Weighted Average Maturity
Scudder Government & Agency Money Fund	24 days	54 days
Government and Agencies Retail Money Fund Average**	33 days	38 days

** The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Scudder Tax-Exempt Money Fund

Asset Allocation	1/31/05	7/31/04

Municipal Investments	100%	100%
Weighted Average Maturity
Scudder Tax-Exempt Money Fund	26 days	26 days
National Tax-Free Retail Money Fund Average***	32 days	32 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset Allocation is subject to change. For more complete details about the Funds' holdings, see pages 16-29. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of January 31, 2005 (Unaudited)

Scudder Money Market Fund	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.1%
ABN AMRO Bank NV, 1.93%, 3/3/2005	37,000,000	37,000,000
Bank of America NA, 2.48%, 3/23/2005	25,000,000	25,000,000
BNP Paribas:
2.02%, 3/21/2005	40,000,000	39,998,392
2.5%, 3/22/2005	25,000,000	25,000,000
Credit Suisse First Boston, 2.34%, 2/3/2005	40,000,000	40,000,000
Depfa Bank PLC, 2.06%, 3/24/2005	10,000,000	10,000,000
Northern Rock PLC, 2.26%, 2/17/2005	50,000,000	50,000,000
Royal Bank of Scotland PLC:
2.055%, 2/2/2005	40,000,000	40,000,000
2.51%, 3/22/2005	25,000,000	25,000,169
Societe Generale:
2.06%, 2/18/2005	50,000,000	49,997,367
2.36%, 3/22/2005	20,000,000	20,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005	40,000,000	40,000,631
UniCredito Italiano SpA:
2.01%, 3/21/2005	50,000,000	49,997,337
2.5%, 3/22/2005	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $476,993,896)		476,993,896

Commercial Paper** 36.5%
Bank of America Corp., 2.61%, 4/26/2005	25,000,000	24,847,167
British Transco Capital, Inc., 2.31%, 2/1/2005	45,000,000	45,000,000
Cafco LLC, 2.26%, 2/7/2005	30,000,000	29,988,700
Cancara Asset Securitization LLC, 2.36%, 2/10/2005	32,693,000	32,673,711
CC (USA), Inc.:
2.54%, 3/21/2005	25,000,000	24,915,666
2.65%, 4/25/2005	25,000,000	24,848,410
CIT Group, Inc., 2.7%, 4/25/2005	25,000,000	24,845,528
General Electric Capital Corp., 1.88%, 2/1/2005	25,000,000	25,000,000
Genworth Financial, Inc.:
2.27%, 2/2/2005	20,000,000	19,998,739
2.46%, 3/15/2005	15,000,000	14,957,125
Giro Funding US Corp.:
2.5%, 2/24/2005	25,000,000	24,960,070
2.505%, 3/21/2005	50,000,000	49,833,000
2.51%, 2/25/2005	30,000,000	29,949,800
Grampian Funding Ltd.:
2.05%, 3/22/2005	70,000,000	69,805,633
2.31%, 2/8/2005	70,819,000	70,787,191
2.49%, 3/22/2005	10,000,000	9,966,108
Irish Life and Permanent PLC, 1.76%, 2/8/2005	20,000,000	19,993,156
Jupiter Securitization Corp.:
2.32%, 2/3/2005	30,000,000	29,996,133
2.44%, 2/18/2005	60,000,000	59,930,867
K2 (USA) LLC, 1.93%, 2/28/2005	20,000,000	19,971,050
KBC Financial Products International Ltd., 1.85%, 2/10/2005	20,000,000	19,990,750
Kitty Hawk Funding Corp., 2.67%, 4/27/2005	25,000,000	24,843,576
Park Avenue Receivables Co., LLC, 2.32%, 2/3/2005	30,000,000	29,996,133
Perry Global Funding LLC, Series A, 2.53%, 3/10/2005	25,000,000	24,935,250
Pfizer, Inc., 2.49%, 4/4/2005	17,000,000	16,927,098
Preferred Receivables Funding Corp., 2.32%, 2/3/2005	30,000,000	29,996,133
Ranger Funding Co., LLC, 2.44%, 2/17/2005	25,000,000	24,972,889
RWE AG, 2.29%, 2/2/2005	22,000,000	21,998,601
Santander Central Hispano Finance (Delaware), Inc., 2.3%, 2/2/2005	75,000,000	74,995,208
SBC Communications, Inc., 2.38%, 2/14/2005	20,000,000	19,982,811
Scaldis Capital LLC:
1.92%, 2/28/2005	26,713,000	26,674,533
2.05%, 3/22/2005	50,000,000	49,861,167
Three Rivers Funding Corp., 2.29%, 2/2/2005	36,771,000	36,768,661
Toyota Motor Credit Corp., 2.35%, 2/4/2005	75,000,000	74,985,313
Tulip Funding Corp., 2.53%, 2/25/2005	20,995,000	20,959,588
Total Commercial Paper (Cost $1,150,155,765)		1,150,155,765

Floating Rate Notes* 18.0%
American Express Centurion Bank, 2.39%, 9/1/2005	20,000,000	20,004,411
American Express Credit Corp., 2.43%, 8/9/2005	35,000,000	35,007,427
American Honda Finance Corp., 144A, 1.84%, 9/19/2005	20,000,000	19,998,747
Associates Corp. of North America, 2.05%, 6/27/2005	65,000,000	65,000,000
Canadian Imperial Bank of Commerce, 1.92%, 10/14/2005	45,000,000	45,025,365
Depfa Bank PLC, 2.47%, 9/15/2005	25,000,000	25,000,000
General Electric Capital Corp.:
2.575%, 5/12/2005	10,000,000	10,004,159
2.615%, 3/15/2005	10,000,000	10,001,881
2.79%, 9/23/2005	32,300,000	32,371,669
HSBC Finance Corp., 2.38%, 10/25/2005	50,000,000	50,000,000
Merrill Lynch & Co., Inc., 2.42%, 4/4/2005	25,000,000	25,000,000
Morgan Stanley:
2.36%, 4/19/2005	65,000,000	65,000,000
2.43%, 2/3/2006	25,000,000	25,000,000
2.48%, 2/3/2006	25,000,000	25,000,000
2.49%, 2/18/2005	25,000,000	25,000,000
Norddeutsche Landesbank Girozentrale, 2.489%, 3/29/2005	30,000,000	29,999,542
Pfizer, Inc., 144A, 2.36%, 10/7/2005	40,000,000	40,000,000
Societe Generale, 2.36%, 5/31/2005	20,000,000	19,998,208
Total Floating Rate Notes (Cost $567,411,409)		567,411,409

US Government Sponsored Agencies 7.1%
Federal Farm Credit Bank:
2.363%*, 6/13/2005	15,000,000	14,999,458
2.41%*, 1/17/2006	25,000,000	25,000,000
Federal Home Loan Mortgage Corp., 2.55%*, 10/7/2005	65,000,000	65,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005	35,000,000	35,000,000
1.81%, 5/27/2005	15,000,000	15,000,000
1.84%**, 2/16/2005	20,000,000	19,984,666
2.33%*, 12/9/2005	10,000,000	9,994,820
2.36%**, 2/1/2005	40,000,000	40,000,000
Total US Government Sponsored Agencies (Cost $224,978,944)		224,978,944

Asset Backed 0.8%
Permanent Financing PLC, "1A", Series 4, 2.37%*, 3/10/2005 (Cost $25,000,000)	25,000,000	25,000,000

Promissory Notes 4.0%
Goldman Sachs Group, Inc.:
2.48%*, 10/7/2005	75,000,000	75,000,000
2.51%*, 8/10/2005	50,000,000	50,000,000
Total Promissory Notes (Cost $125,000,000)		125,000,000

Short Term Notes 1.6%
Bear Stearns & Co., Inc., 2.4%, 12/31/2005 (Cost $50,000,000)	50,000,000	50,000,000

Funding Agreements 0.8%
New York Life Insurance Co., 2.0%, 9/20/2005 (Cost $25,000,000)	25,000,000	25,000,000

Repurchase Agreements 16.6%
Goldman Sachs Co., Inc., 2.51%, dated 1/31/2005, to be repurchased at $374,026,076 on 2/1/2005 (b)	374,000,000	374,000,000
JPMorgan Chase, Inc., 2.52%, dated 1/31/2005, to be repurchased at $147,010,290 on 2/1/2005 (c)	147,000,000	147,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be repurchased at 3,167,213 on 2/1/2005 (d)	3,167,000	3,167,000
Total Repurchase Agreements (Cost $524,167,000)		524,167,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,168,707,014) (a)	100.6	3,168,707,014
Other Assets and Liabilities, Net	(0.6)	(17,357,552)
Net Assets	100.0	3,151,349,462

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $3,168,707,014.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

165,341,463	Federal National Mortgage Association	5.00	2/1/2035	165,513,694
73,650,000	Federal Home Loan Mortgage Corp.	5.50	1/15/2032	75,650,506
50,000,000	Federal National Mortgage Association	2.35	4/25/2032	50,559,058
41,897,033	Federal National Mortgage Association	4.50	6/1/2018	42,078,029
45,934,578	Federal National Mortgage Association	6.00	8/1/2034	47,678,713
Total Collateral Value				381,480,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

115,149,313	Government National Mortgage Association	4.50	7/20/2034	116,848,352
19,923,704	Government National Mortgage Association	4.50	7/20/2034	19,610,659
13,301,014	Government National Mortgage Association	4.50	10/16/2028	13,485,502
Total Collateral Value				149,944,513

(d) Collateralized by $3,200,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $3,232,256.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Scudder Government & Agency Money Fund	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 71.8%
US Government Sponsored Agencies 59.3%
Federal Farm Credit Bank:
2.36%*, 12/27/2005	15,000,000	15,000,000
2.363%*, 6/13/2005	15,000,000	14,999,458
2.41%*, 1/17/2006	15,000,000	15,000,000
Federal Home Loan Bank:
1.5%, 3/8/2005	7,500,000	7,500,000
2.345%*, 9/12/2005	28,000,000	27,989,512
2.39%*, 2/10/2005	10,000,000	9,994,025
4.0%, 2/15/2005	7,000,000	7,007,035
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	4,000,000	4,000,000
2.28%**, 2/1/2005	10,000,000	10,000,000
2.4%**, 3/15/2005	12,000,000	11,966,470
2.42%**, 3/15/2005	4,000,000	3,988,753
2.55%*, 10/7/2005	10,000,000	10,000,000
Federal National Mortgage Association:
1.4%, 2/25/2005	25,000,000	24,985,530
1.75%, 5/23/2005	5,500,000	5,500,000
2.33%**, 2/9/2005	10,000,000	9,994,822
2.41%**, 3/9/2005	12,000,000	11,971,200
2.51%*, 2/23/2005	15,000,000	15,000,000
2.53%**, 4/4/2005	10,000,000	9,955,911
7.13%, 2/15/2005	4,000,000	4,008,049
		218,860,765
US Government Agency Sponsored Pass-Throughs 12.7%
Federal National Mortgage Association:
2.08%**, 2/1/2005	10,000,000	10,000,000
2.34%**, 2/1/2005	9,000,000	9,000,000
2.5%**, 4/1/2005	8,000,000	7,966,829
2.59%**, 4/1/2005	10,000,000	9,957,553
2.68%**, 5/2/2005	10,000,000	9,933,000
		46,857,382
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $265,718,147)		265,718,147
Agencies Backed by the Full Faith and Credit of the US Government 4.3%
Government Guaranteed Securities
Hainan Airlines:
Series 2001-1, 2.49%*, 12/15/2007	8,025,371	8,025,371
Series 2001-2, 2.49%*, 12/15/2007	4,012,685	4,012,685
Series 2001-3, 2.49%*, 12/15/2007	4,012,685	4,012,685
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $16,050,741)		16,050,741

Repurchase Agreements 28.8%
Bank of America, 2.28%, dated 1/12/2005, to be repurchased at $30,039,900 on 2/2/2005 (b)	30,000,000	30,000,000
Greenwich Capital Markets, 2.55%, dated 1/31/2005, to be repurchased at $47,003,329 on 2/1/2005 (c)	47,000,000	47,000,000
JPMorgan Chase, Inc., 2.52%, dated 1/31/2005, to be repurchased at $28,001,960 on 2/1/2005 (d)	28,000,000	28,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be repurchased at $1,265,085 on 2/1/2005 (e)	1,265,000	1,265,000
Total Repurchase Agreements (Cost $106,265,000)		106,265,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $388,033,888) (a)	105.1	388,033,888
Other Assets and Liabilities, Net	(5.1)	(18,832,238)
Net Assets	100.0	369,201,650

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $388,033,888.

(b) Collateralized by a $29,481,189 Federal National Mortgage Association, 6.0%, maturing on 8/1/2034 with a value of $30,600,000.

(c) Collateralized by a $48,461,039 Federal National Mortgage Association, 5.5%, maturing on 7/25/2034 with a value of $47,941,105.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

9,407,124	Federal National Mortgage Association	3.50	5/25/2033	9,276,068
19,237,027	Federal National Mortgage Association	4.50	5/25/2033	19,285,470
Total Collateral Value				28,561,538

(e) Collateralized by a $1,280,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,292,902.

The accompanying notes are an integral part of the financial statements.

Scudder Tax-Exempt Money Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.2%
Alaska 2.0%
Alaska, State General Obligation, Series 1825, 1.88%*, 2/1/2011 (b)	11,915,000	11,915,000
California 7.7%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 1.86%*, 7/1/2020 (b)	1,000,000	1,000,000
California, State Department of Water Resources, Power Supply Revenue, Series C-7, 1.82%*, 5/1/2022 (b)	5,050,000	5,049,799
California, State General Obligation, Series PT-1555, 144A, 1.86%*, 10/1/2010 (b)	7,000,000	7,000,000
Lancaster, CA, Redevelopment Agency, Multi-Family Housing Revenue, Westwood Park Apartments, Series K, 1.75%*, 12/1/2007, Bank of America NA (c)	700,000	700,000
Long Beach, CA, Long Beach Harbor Department, 1.83%*, 3/14/2005	8,000,000	8,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	7,700,000	7,743,307
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005	9,000,000	9,146,169
Los Angeles, CA, Water & Power Revenue, Series B-6, 1.87%*, 7/1/2034	7,700,000	7,700,000
		46,339,275
Colorado 4.9%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 1.89%*, 12/1/2024 (b)	8,545,000	8,545,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.92%*, 5/1/2033, KeyBank NA (c)	3,200,000	3,200,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.85%*, 6/1/2021, Bank One NA (c)	3,860,000	3,860,000
Colorado, State Educational Loan Program, Series L49J-D, 144A, 1.89%*, 8/9/2005	10,600,000	10,600,000
Summit County, CO, School District No. RE1 Summit, Series R-6513, 144A, 1.89%*, 12/1/2023 (b)	3,375,000	3,375,000
		29,580,000
District of Columbia 1.2%
District of Columbia, General Obligation:
Series A, 1.85%*, 6/1/2015 (b)	1,995,000	1,995,000
Series D, 1.85%*, 6/1/2029 (b)	5,000,000	5,000,000
		6,995,000
Florida 6.6%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First, Inc. Project, 1.91%*, 8/1/2014, SunTrust Bank (c)	1,200,000	1,200,000
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern, Series C, 1.91%*, 4/1/2024, Bank of America NA (c)	2,700,000	2,700,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 1.86%*, 9/1/2026	1,430,000	1,430,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 1.87%*, 7/1/2019 (b)	4,340,000	4,340,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 1.85%*, 3/31/2021, Bank of America NA (c)	2,350,000	2,350,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health, Series A, 1.85%*, 11/15/2032, SunTrust Bank (c)	6,575,000	6,575,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.9%*, 9/1/2029, Bank of America NA (c)	3,090,000	3,090,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.9%*, 11/1/2028, Bank of America NA (c)	11,070,000	11,070,000
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesta Healthcare System Project, 1.91%*, 12/1/2031, SunTrust Bank (c)	3,000,000	3,000,000
Sarasota County, FL, Health Facility Authority Revenue, Health Care Facilities, Bay Village Project, 1.9%*, 12/1/2023, Bank of America NA (c)	4,100,000	4,100,000
		39,855,000
Georgia 3.0%
Athens-Clarke County, GA, University of Georgia Government Development Authority Revenue, University of Georgia Athletic Association Project, 1.92%*, 8/1/2033, Bank of America NA (c)	300,000	300,000
Atlanta, GA, Airport Revenue, General Funding, Series C-1, 1.85%*, 1/1/2030 (b)	4,000,000	4,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 1.91%*, 1/1/2021 (b)	1,000,000	1,000,000
Gainsville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, 1.86%*, 7/1/2024, Wachovia Bank NA (c)	3,340,000	3,340,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center of Central Georgia, 1.85%*, 12/1/2018, SunTrust Bank (c)	1,260,000	1,260,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 1.85%*, 10/1/2027, SunTrust Bank (c)	1,395,000	1,395,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.9%*, 5/1/2021, Bank of America NA (c)	7,000,000	7,000,000
		18,295,000
Hawaii 0.3%
Hawaii, Department of Budget & Finance, Kahala Nui Project, Series D, 1.85%*, 11/15/2033, LaSalle Bank NA (c)	2,050,000	2,050,000
Idaho 0.4%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.91%*, 4/1/2014, Wachovia Bank NA (c)	2,500,000	2,500,000
Illinois 11.8%
Chicago, IL, General Obligation, Series B, 1.85%*, 1/1/2037 (b)	11,750,000	11,750,000
Chicago, IL, Revenue Bonds, De La Salle Institution Project, 1.94%*, 4/1/2027, Fifth Third Bank (c)	3,580,000	3,580,000
Chicago, IL, Revenue Bonds, Homestart Program, Series A, 1.94%*, 6/1/2005, Harris Trust & Savings Bank (c)	1,020,000	1,020,000
Chicago, IL, Sales Tax Revenue, 1.85%*, 1/1/2034 (b)	5,295,000	5,295,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 2.0%*, 5/1/2011, American National Bank & Trust (c)	1,690,000	1,690,000
Cook County, IL, Industrial Development Revenue, 128th Place Limited Partnership, AMT, 1.93%*, 7/1/2020, LaSalle Bank NA (c)	2,400,000	2,400,000
Franklin Park, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 1.95%*, 2/1/2007, Northern Trust Company (c)	5,000,000	5,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 1.95%*, 7/1/2024, Northern Trust Company (c)	4,320,000	4,320,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 1.2%*, 2/1/2013, Northern Trust Company (c)	3,080,000	3,080,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 1.93%*, 8/1/2019, LaSalle Bank NA (c)	5,300,000	5,300,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.85%*, 9/1/2024 (b)	2,350,000	2,350,000
Illinois, Educational Facilities Authority Revenue, Elmhurst College, 1.85%*, 3/1/2033, Bank One NA (c)	2,000,000	2,000,000
Illinois, General Obligation, Series 1750, 1.88%*, 12/1/2010 (b)	5,335,000	5,335,000
Illinois, General Obligation, Regional Transportation Authority, Merlots, Series A-24, 1.91%*, 7/1/2032 (b)	2,170,000	2,170,000
Illinois, General Obligation, Star Certificates, Series 03-20, 1.88%*, 11/1/2019 (b)	5,725,000	5,725,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 1.95%*, 1/1/2015, Northern Trust Company (c)	6,500,000	6,500,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 2.0%*, 12/1/2016, Bank One NA (c)	3,970,000	3,970,000
		71,485,000
Indiana 1.5%
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center III Project, AMT, 1.93%*, 6/1/2022, LaSalle Bank NA (c)	4,500,000	4,500,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 1.93%*, 6/1/2022, LaSalle Bank NA (c)	4,900,000	4,900,000
		9,400,000
Kentucky 2.9%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.9%*, 8/1/2013, Credit Lyonnais (c)	4,400,000	4,400,000
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 1.93%*, 3/1/2030, US Bank NA (c)	4,515,000	4,515,000
Pendleton, KY, General Obligation, 1.75%*, 4/8/2005	8,600,000	8,600,000
		17,515,000
Maine 0.8%
Maine, Bond Anticipation Notes, 3.0%, 6/23/2005	4,600,000	4,623,379
Michigan 4.3%
Detroit, MI, Water Supply, ABN AMRO Munitops Certificates Trust, Series 2003-3, 144A, 1.89%*, 1/1/2011 (b)	15,900,000	15,900,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 144A, 1.9%*, 12/1/2020, Comerica Bank (c)	4,170,000	4,170,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.86%*, 6/1/2018, Bank of New York (c)	2,510,000	2,510,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 1.91%*, 4/20/2011	2,900,000	2,900,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.0%*, 10/1/2015, Comerica Bank (c)	290,000	290,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 1.85%*, 8/1/2021, Bank One Michigan (c)	100,000	100,000
		25,870,000
Missouri 0.4%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 1.92%*, 3/1/2030, American National Bank & Trust (c)	2,500,000	2,500,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series D, AMT, 1.9%*, 9/1/2034	2,500,000	2,500,000
Nevada 2.0%
Las Vegas Valley, NV, Water District, Series B-10, 1.91%*, 6/1/2024 (b)	7,885,000	7,885,000
Nevada, Department Community, Industrial Development Revenue, Dura Bond Project, Series A, AMT, 1.9%*, 1/1/2009, Bank One Michigan (c)	4,300,000	4,300,000
		12,185,000
New Jersey 5.9%
New Jersey, Economic Development Authority Revenue, Series R-311, 144A, 1.89%*, 6/15/2012 (b)	1,700,000	1,700,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 1.86%*, 7/1/2030, Citibank NA (c)	350,000	350,000
New Jersey, Economic Development Authority, Water Facilities Revenue, UTD Water NJ Inc. Project, Series B, 1.97%*, 11/1/2025 (b)	900,000	900,000
New Jersey, Tax Anticipation Notes, Series A, 3.0%, 6/24/2005	15,500,000	15,560,681
New Jersey, Transitional Trust Fund Authority, Series PT-2494, 144A, 1.87%*, 12/15/2023 (b)	17,000,000	17,000,000
		35,510,681
New Mexico 1.3%
New Mexico, Tax & Revenue Anticipation Notes, Series 2004-A, 3.0%, 6/30/2005	8,000,000	8,035,657
New York 1.0%
New York City, NY, Transitional Finance Authority Revenue:
Series 1E, 1.79%*, 11/1/2022	450,000	450,000
Series C5, 1.9%*, 8/1/2031	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1D, 1.88%*, 11/1/2022	4,000,000	4,000,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 1.92%*, 9/1/2021, KeyBank NA (c)	335,000	335,000
		5,785,000
North Carolina 1.1%
North Carolina, Capital Facilities Finance Agency Revenue, Wolfpack Towers Project, Series A, 1.86%*, 9/1/2024, Bank of America NA (c)	6,500,000	6,500,000
North Dakota 0.8%
Grand Forks, ND, Health Care Facilities Revenue, Series MT-050, 144A, 1.88%*, 12/1/2024 (b)	4,980,000	4,980,000
Ohio 2.4%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 1.89%*, 6/1/2032, Wachovia Bank NA (c)	5,850,000	5,850,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 1.87%*, 12/1/2032 (b)	3,910,000	3,910,000
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 2.0%*, 12/1/2019, National City Bank (c)	2,700,000	2,700,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 2.02%*, 7/1/2018, National City Bank (c)	1,805,000	1,805,000
		14,265,000
Oklahoma 1.9%
Blaine County, OK, Industrial Development Authority, Industrial Redevelopment, Seaboard Farms, Inc. Project, AMT, 1.9%*, 11/1/2018, SunTrust Bank (c)	1,500,000	1,500,000
Oklahoma, Housing Finance Agency, Single Family Revenue, Series L51J-D, AMT, 144A, 1.94%*, 3/1/2035	4,825,000	4,825,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.86%*, 7/1/2032 (b)	5,305,000	5,305,000
		11,630,000
Oregon 1.1%
Hermiston, OR, Electric System Revenue, Private Activities, Series A, 1.9%*, 10/1/2032, Bank of America NA (c)	6,495,000	6,495,000
Pennsylvania 5.5%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 1.87%*, 7/1/2023, Wachovia Bank NA (c)	6,115,000	6,115,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.89%*, 11/1/2017 (b)	5,380,000	5,380,000
Manheim Township, PA, School District, 1.89%*, 6/1/2016 (b)	3,995,000	3,995,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 1.9%*, 10/1/2034, Wachovia Bank NA (c)	3,600,000	3,600,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 1.88%*, 11/1/2041, Morgan Guaranty Trust (c)	900,000	900,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 1.91%*, 11/1/2021	2,995,000	2,995,000
Pennsylvania, General Obligation, Series A-15, 1.91%*, 1/1/2017 (b)	4,210,000	4,210,000
Pennsylvania, Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 1.9%*, 3/1/2027 (b)	4,545,000	4,545,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 1.86%*, 8/1/2035, Citizens Bank of PA (c)	1,700,000	1,700,000
		33,440,000
Puerto Rico 1.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 1.86%*, 10/1/2008	8,700,000	8,700,000
South Carolina 0.4%
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 1.91%*, 6/1/2019, Wachovia Bank NA (c)	2,300,000	2,300,000
Tennessee 0.8%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 1.92%*, 7/1/2031, Bank of America NA (c)	750,000	750,000
Memphis, TN, General Obligation, 1.8%*, 3/14/2005	4,000,000	4,000,000
		4,750,000
Texas 17.9%
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 1.89%*, 11/15/2021 (b)	4,795,000	4,795,000
Austin, TX, Water & Waste, Water Systems Revenue, Series B-27, 1.91%*, 11/15/2026 (b)	5,265,000	5,265,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 1.9%*, 5/1/2033, Wachovia Bank NA (c)	2,470,000	2,470,000
Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Revenue, Waste Corp. Texas Project, AMT, 1.9%*, 9/1/2022, Wells Fargo Bank of Texas NA (c)	5,520,000	5,520,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.9%*, 12/1/2032	1,500,000	1,500,000
Houston, TX, Airport System Revenue, Special Facilities, 1.89%*, 7/1/2032 (b)	10,735,000	10,735,000
Houston, TX, General Obligation:
Series C, 1.8%*, 3/9/2005	10,000,000	10,000,000
Series 781, 1.88%*, 3/1/2009 (b)	4,000,000	4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 1.88%*, 12/1/2023	2,000,000	2,000,000
San Antonio, TX, Electric & Gas Revenue:
Series A, 1.8%*, 2/17/2005	6,900,000	6,900,000
Series 1700, 1.89%*, 2/1/2010	6,590,000	6,590,000
San Antonio, TX, Water Systems Revenue, 1.75%, 2/9/2005	3,450,000	3,450,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	27,000,000	27,181,965
Texas, University of Texas Revenue:
1.8%*, 3/11/2005	2,500,000	2,500,000
1.85%*, 3/7/2005	10,000,000	10,000,000
Series B-14, 144A, 1.91%*, 8/15/2022	4,590,000	4,590,000
Texas, Water & Sewer Revenue, Water Development Board Revenue, State Revolving Fund, 1.9%*, 7/15/2022	1,000,000	1,000,000
		108,496,965
Utah 3.8%
Alpine, UT, General Obligation, School District, Floater-PT-436, 144A, 1.88%*, 3/15/2009	9,100,000	9,100,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 1.9%*, 5/15/2036	11,000,000	11,000,000
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 1.94%*, 2/1/2008	500,000	500,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 1.9%*, 7/1/2031	2,475,000	2,475,000
		23,075,000
Vermont 1.0%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.9%*, 1/1/2008, State Street Bank & Trust Co. (c)	5,800,000	5,800,000
Washington 2.0%
Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series 780, 1.88%*, 1/1/2010 (b)	6,125,000	6,125,000
Washington, General Obligation, Series A-11, 1.91%*, 6/1/2017 (b)	5,705,000	5,705,000
		11,830,000
Wisconsin 0.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 2.0%*, 5/1/2015, Bank One Wisconsin (c)	1,520,000	1,520,000
Multi-State 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 1.28%*, 2/15/2011	3,000,000	3,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $599,720,957) (a)	99.2	599,720,957
Other Assets and Liabilities, Net	0.8	5,023,179
Net Assets	100.0	604,744,136

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2005.

(a) The cost for federal income tax purposes was $599,720,957.

(b) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
MBIA	Municipal Bond Investors Assurance	10.1
FSA	Financial Security Assurance	8.8
AMBAC	AMBAC Assurance Corp.	6.7
FGIC	Financial Guaranty Insurance Company	7.5

(c) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternate minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2005 (Unaudited)
Assets	Money Market Fund	Government & Agency Money Fund	Tax-Exempt Money Fund
Investments: Investments in securities, at amortized cost	$ 2,644,540,014	$ 281,768,888	$ 599,720,957
Repurchase agreements, at amortized cost	524,167,000	106,265,000	—
Total investments in securities, at amortized cost	3,168,707,014	388,033,888	599,720,957
Cash	41,486	971	41,970
Receivable for investments sold	—	—	275,000
Interest receivable	3,972,018	768,860	2,462,911
Receivable for Fund shares sold	8,353,075	825,747	2,694,376
Other assets	113,406	33,682	33,130
Total assets	3,181,186,999	389,663,148	605,228,344
Liabilities
Dividends payable	978,126	111,946	140,868
Payable for investments purchased	25,000,000	19,890,553	—
Payable for Fund shares redeemed	1,548,483	121,255	—
Accrued management fee	719,684	93,176	155,934
Other accrued expenses and payables	1,591,244	244,568	187,406
Total liabilities	29,837,537	20,461,498	484,208
Net assets, at value	$ 3,151,349,462	$ 369,201,650	$ 604,744,136
Net Assets
Net assets consist of: Undistributed net investment income	257,027	1,592	35,962
Accumulated net realized gain (loss)	—	(993)	(1,649)
Paid-in capital	3,151,092,435	369,201,051	604,709,823
Net assets, at value	$ 3,151,349,462	$ 369,201,650	$ 604,744,136
Shares outstanding	3,150,834,896	369,179,776	604,710,228
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2005 (Unaudited)
Investment Income	Money Market Fund	Government & Agency Money Fund	Tax-Exempt Money Fund
Income: Interest	$ 30,508,470	$ 3,529,727	$ 4,725,858
Expenses: Management fee	4,559,511	548,746	847,544
Services to shareholders	3,547,370	406,467	337,832
Custodian fees	107,532	11,189	13,470
Auditing	23,146	16,560	17,480
Legal	63,976	15,418	17,770
Trustees' fees and expenses	45,976	16,645	20,620
Reports to shareholders	154,550	13,700	17,360
Registration fees	36,906	17,370	21,580
Other	85,652	9,276	15,021
Total expenses, before expense reductions	8,624,619	1,055,371	1,308,677
Expense reductions	(16,164)	(2,547)	(3,569)
Total expenses, after expense reductions	8,608,455	1,052,824	1,305,108
Net investment income	21,900,015	2,476,903	3,420,750
Net realized gain (loss) on investment transactions	—	(165)	(1,649)
Net increase (decrease) in net assets resulting from operations	$ 21,900,015	$ 2,476,738	$ 3,419,101

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Money Market Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 21,900,015	$ 27,086,723
Net realized gain (loss) on investment transactions	—	152,420
Net increase (decrease) in net assets resulting from operations	21,900,015	27,239,143
Distributions to shareholders from net investment income	(22,532,860)	(26,522,686)
Fund share transactions: Proceeds from shares sold	947,319,897	2,741,794,941
Reinvestment of distributions	21,688,793	25,772,392
Cost of shares redeemed	(1,248,881,744)	(3,453,632,487)
Net increase (decrease) in net assets from Fund share transactions	(279,873,054)	(686,065,154)
Increase (decrease) in net assets	(280,505,899)	(685,348,697)
Net assets at beginning of period	3,431,855,361	4,117,204,058
Net assets at end of period (including undistributed net investment income of $257,027 and $889,872, respectively)	$ 3,151,349,462	$ 3,431,855,361
Other Information
Shares outstanding at beginning of period	3,430,708,003	4,116,991,030
Shares sold	947,319,897	2,741,795,251
Shares issued to shareholders in reinvestment of distributions	21,688,793	25,772,392
Shares redeemed	(1,248,881,797)	(3,453,850,670)
Net increase (decrease) in Fund shares	(279,873,107)	(686,283,027)
Shares outstanding at end of period	3,150,834,896	3,430,708,003

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Government & Agency Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 2,476,903	$ 3,071,644
Net realized gain (loss) on investment transactions	(165)	6,935
Net increase (decrease) in net assets resulting from operations	2,476,738	3,078,579
Distributions to shareholders from net investment income	(2,581,784)	(2,984,910)
Fund share transactions: Proceeds from shares sold	110,484,900	231,591,717
Reinvestment of distributions	2,486,506	2,868,586
Cost of shares redeemed	(145,022,833)	(336,269,376)
Net increase (decrease) in net assets from Fund share transactions	(32,051,427)	(101,809,073)
Increase (decrease) in net assets	(32,156,473)	(101,715,404)
Net assets at beginning of period	401,358,123	503,073,527
Net assets at end of period (including undistributed net investment income of $1,592 and $106,473, respectively)	$ 369,201,650	$ 401,358,123
Other Information
Shares outstanding at beginning of period	401,231,203	503,058,649
Shares sold	110,484,900	231,591,717
Shares issued to shareholders in reinvestment of distributions	2,486,506	2,868,586
Shares redeemed	(145,022,833)	(336,287,749)
Net increase (decrease) in Fund shares	(32,051,427)	(101,827,446)
Shares outstanding at end of period	369,179,776	401,231,203

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Tax-Exempt Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 3,420,750	$ 3,905,608
Net realized gain (loss) on investment transactions	(1,649)	—
Net increase (decrease) in net assets resulting from operations	3,419,101	3,905,608
Distributions to shareholders from net investment income	(3,432,205)	(3,919,418)
Fund share transactions: Proceeds from shares sold	197,020,115	412,467,393
Reinvestment of distributions	3,322,635	3,804,178
Cost of shares redeemed	(197,511,102)	(448,490,983)
Net increase (decrease) in net assets from Fund share transactions	2,831,648	(32,219,412)
Increase (decrease) in net assets	2,818,544	(32,233,222)
Net assets at beginning of period	601,925,592	634,158,814
Net assets at end of period (including undistributed net investment income of $35,962 and $47,417, respectively)	$ 604,744,136	$ 601,925,592
Other Information
Shares outstanding at beginning of period	601,878,580	634,098,052
Shares sold	197,020,115	412,467,393
Shares issued to shareholders in reinvestment of distributions	3,322,635	3,804,178
Shares redeemed	(197,511,102)	(448,491,043)
Net increase (decrease) in Fund shares	2,831,648	(32,219,472)
Shares outstanding at end of period	604,710,228	601,878,580

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Money Market Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.007	.011	.02	.05	.06
Distributions from net investment income	(.007)	(.007)	(.011)	(.02)	(.05)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.69**	.71	1.11	2.01	5.54[b,c]	5.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	3,151	3,432	4,117	4,978	5,787	5,104
Ratio of expenses before expense reductions (%)	.52*	.43	.43	.44	.42[d]	.44
Ratio of expenses after expense reductions (%)	.52*	.43	.43	.44	.41[d]	.44
Ratio of net investment income (%)	1.32*	.72	1.12	2.01	5.38	5.61

a For the six months ended January 31, 2005 (Unaudited).

b Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total return would have been lower.

c Total return would have been lower had certain expenses not been reduced.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.41% and 0.41%, respectively.

* Annualized

** Not annualized

Scudder Government & Agency Money Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.007	.011	.02	.05	.05
Distributions from net investment income	(.007)	(.007)	(.011)	(.02)	(.05)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.67**	.67	1.07	1.96	5.44[b]	5.59
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	369	401	503	614	751	668
Ratio of expenses before expense reductions (%)	.54*	.45	.43	.43	.41[c]	.44
Ratio of expenses after expense reductions (%)	.54*	.45	.43	.43	.40[c]	.43
Ratio of net investment income (%)	1.27*	.69	1.09	1.98	5.27	5.43

a For the six months ended January 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.40% and 0.40%, respectively.

* Annualized

** Not annualized

Scudder Tax-Exempt Money Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.006	.009	.01	.03	.04
Distributions from net investment income	(.006)	(.006)	(.009)	(.01)	(.03)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.57**	.65	.92	1.43	3.50[b]	3.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	605	602	634	687	745	745
Ratio of expenses before expense reductions (%)	.43*	.41	.39	.38	.36[c]	.39
Ratio of expenses after expense reductions (%)	.43*	.41	.39	.38	.35[c]	.39
Ratio of net investment income (%)	1.13*	.64	.92	1.43	3.44	3.51

a For the six months ended January 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.35% and 0.35%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. Scudder Money Market Fund emphasizes yield through a more diverse universe of investments, while Scudder Government & Agency Money Fund, emphasizes government securities. Scudder Tax-Exempt Money Fund invests for income that is free from federal income taxes.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receive delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

From November 1, 2003 through July 31, 2004, the Scudder Government & Agency Money Fund incurred approximately $828 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended July 31, 2005.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, each Fund may enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds' combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended January 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

Fund	Total Aggregated	Annualized Effective Rate (%)
Scudder Money Market Fund	$ 4,559,511.28
Scudder Government & Agency Money Fund	548,746.28
Scudder Tax-Exempt Money Fund	847,544.28

The Funds paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Funds in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Funds. The amounts for 2002 and 2003 were as follows:

2002	2003
Scudder Money Market Fund	$ 1,777	$ 1,277
Scudder Government & Agency Money Fund	223	156
Scudder Tax-Exempt Money Fund	244	195

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. SISC compensates DST out of the Shareholder Servicing Fee it receives from the Funds. For the six months ended January 31, 2005, SISC received shareholder service fees as follows:

Fund	Total Aggregated	Unpaid at January 31, 2005
Scudder Money Market Fund	$ 2,051,100	$ 1,266,897
Scudder Government & Agency Money Fund	231,300	158,716
Scudder Tax-Exempt Money Fund	220,800	121,819

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Reductions

For the six months ended January 31, 2005, the Advisor agreed to reimburse each Fund which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount ($)
Scudder Money Market Fund	15,882
Scudder Government & Agency Money Fund	2,163
Scudder Tax-Exempt Money Fund	3,399

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2005, no transfer agent credits were earned by the Funds. During the six months ended January 31, 2005, the Funds' custodian fees were reduced as follows:

Fund	Custodian Credits ($)
Scudder Money Market Fund	282
Scudder Government & Agency Money Fund	384
Scudder Tax-Exempt Money Fund	170

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Fund Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Scudder Money Market Fund	Scudder Government & Agency Money Fund	Scudder Tax-Exempt Money Fund
Nasdaq Symbol	KMMXX	KEGXX	KXMXX
CUSIP Number	81118M-100	81118M-209	81118M-308
Fund Number	6	11	29
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Money Market Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Government & Agency Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Government & Agency Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Tax-Exempt Money Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005